Consolidated Statements of Shareholders' (deficit) Equity (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Of Stockholders Equity [Abstract]
Share issuance cost upon initial/follow-on public offering	$ 651,527	$ 2,770,299